Capital Risk Management	12 Months Ended
Sep. 30, 2021
Capital Risk Management
Capital Risk Management

13. Capital Risk Management

The Company’s objectives are to safeguard the Company’s ability to continue as a going concern in order to support the Company’s normal operating requirements and future acquisitions of royalty and mineral stream interests, and to maintain a flexible capital structure which optimizes the costs of capital at an acceptable risk.

The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust its capital structure, the Company may issue new shares, debt, acquire or dispose of assets or adjust the amount of cash.

At September 30, 2021, the Company’s capital structure consists of the equity of the Company (Note 12). The Company is not subject to any externally imposed capital requirements. In order to maximize ongoing development efforts, the Company does not pay dividends.